Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Dec. 31, 2021
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	3 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	5 years
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	20 years
Minimum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, estimated useful lives	4 years